Contents of Significant Accounts - Movement on Allowance for Individually Evaluated Doubtful Accounts (Detail) - Trade receivables [Member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Beginning balance	$ 86,595	$ 90,568
Net charge for the period	(47,017)	(3,973)
Ending balance	$ 39,578	$ 86,595